STOCK OPTIONS (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stock Options Details Narrative
Stock-based compensation	$ 92,090
Weighted average remaining life of stock options	4 years 1 month 17 days	4 years 3 months